Other Income and Loss, Net - Schedule of Other Income and Loss, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income and loss
Bank interest income	$ 78	$ 80	$ 65
Government grants	16	46	31
Exchange loss	(21)		5
Total	$ 73	$ 126	$ 101